Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Income
Interest income	$ 142	$ 726	$ 5,318
Total financial income	142	726	5,318
Financial costs
Amortization and write-off of deferred loan/bond issuance costs/premium	20,286	22,876	14,154
Interest expense on loans	82,325	93,860	122,819
Interest expense on bonds and realized loss on CCS	34,766	35,891	34,607
Lease charge	10,269	9,921	10,506
Loss arising on bond repurchases at a premium (Note 13)		1,937	2,119
Other financial costs, net	19,309	796	6,276
Total financial costs	166,955	$ 165,281	$ 190,481
Legal and professional fees related to the Transaction	$ 15,718